UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21789
                                                      ---------

                            Giordano Investment Trust
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)


                  135 Gorman Street, Annapolis, Maryland 21401
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 410-224-6000
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS
GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares   Market Value                                             Shares or     Market Value
                                                  (Note 1)                                               Principal       (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 75.67%                                           Real Estate Investment Trust - 3.12%
                                                                   Vornado Realty Trust                      500     $       48,775
                                                                                                                     --------------
Banks - 10.75%
     Bank of America Corporation        1,400 $       67,340    Savings & Loans - 2.85%
     United Bankshares, Inc.            1,200         43,956       Harbor Florida Banschares, Inc.         1,200             44,568
     Whitney Holding Corporation        1,600         56,592                                                         --------------
                                              --------------
                                                     167,888    Semiconductors - 2.15%
                                              --------------
Beverages - 3.31%                                                  Micorchip Technology
     The Coca-Cola Company              1,200         51,624          Incorporated                         1,000             33,550
                                              --------------                                                         --------------

 Chemicals - 7.53%                                              Telecommunications - 3.00%
      El Du Pont de Nemours &                                      Verizon Communications Inc.             1,400             46,886
         Company                        1,700         70,720                                                         --------------
      The Dow Chemical Company          1,200         46,836
                                              --------------
                                                     117,556    Total Common Stocks (Cost $1,160,895)                     1,182,114
                                              --------------                                                         --------------
 Diversified Financial Services - 6.31%
      Citigroup Inc.                    1,000         48,240    EXCHANGE TRADED FUNDS - 7.71%
      JPMorgan Chase & Co.              1,200         50,400       Midcap SPDR Trust Series 1                500             69,585
                                              --------------       SPDR Trust Series 1                       400             50,912
                                                      98,640                                                         --------------
                                              --------------    Total Exchange Traded Funds (Cost $118,637)                 120,497
 Gas Distribution - 3.15%                                                                                            --------------
      UGI Corporation                   2,000         49,240
                                              --------------    INVESTMENT COMPANY - 4.87%
                                                                   Evergreen Institutional Money Market Fund
 Healthcare - Products - 3.07%                                        (Cost $76,023)                      76,023             76,023
      Johnson & Johnson                   800         47,936                                                         --------------
                                              --------------
                                                                CORPORATE OBLIGATIONS - 11.11%
 Household Products/Wares - 2.97%                               (B)  Empire Corporation
      Avery Denison Corp                  800         46,448          10.00%, 12/09/10                  $ 75,000             73,650
                                              --------------          10.00%, 4/12/2011                  100,000            100,000
                                                                                                                     --------------
 Metal Fabricate/Hardware - 6.11%                                     (Cost $175,000)                                $      173,650
      The Timken Company                1,600         53,616                                                         --------------
      Worthington Industries, Inc.      2,000         41,900
                                              --------------    Total Investments (Cost $1,530,555) - 99.36%         $    1,552,284
                                                      95,516    Other Assets Less Liabilities- 0.64%                         10,070
                                              --------------                                                         --------------
 Miscellaneous Manufacturing - 7.83%
      General Electric Company          2,000         65,920    Net Assets - 100.00%                                 $    1,562,354
      Honeywell International Inc.      1,400         56,420                                                         ==============
                                              --------------
                                                     122,340      (B) Restricted security - A restricted security cannot be resold
                                              --------------          to the  general  public  without  prior  registration  under
 Oil & Gas - 6.53%                                                    the  Securities  Act  of  1933.  Restricted  securities  are
      Chevron Corporation                 800         49,648          valued according to the guidelines and procedures adopted by
      ConocoPhillips                      800         52,424          the  Board of  Trustees.  The Fund  currently  holds  Empire
                                              --------------          Corporation  Senior  Subordinated  Debentures  at a cost  of
                                                     102,072          $175,000.  The sale of this  investment has been  restricted
                                              --------------          and has  been  valued  in  accordance  with  the  guidelines
 Packaging & Containers - 3.45%                                       adopted  by the Board of  Trustees.  The total fair value of
      Sonoco Products Company           1,700         53,805          this security at June 30, 2006 is $173,650, which represents
                                              --------------          11.11% of net  assets.  See Note 2 for more  information  on
                                                                      Restricted Securities.
 Pharmaceuticals - 3.54%
      Eli Lilly & Company               1,000         55,270
                                              --------------                                                            (Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Industry                                 Note 1 - Investment Valuation
                                      % of Net          Market
Industry                               Assets            Value     The  Fund's  investments  in  securities  are  carried  at value.
----------------------------------------------------------------   Securities  listed on an exchange or quoted on a national  market
Banks                                 10.75%        $   167,888    system are valued at the last sales price as of 4:00 p.m. Eastern
Beverages                              3.31%             51,624    Time. Securities traded in the NASDAQ over-the-counter market are
Chemicals                              7.53%            117,556    generally  valued at the NASDAQ  Official  Closing  Price.  Other
Corporate Obligations                 11.11%            173,650    securities  traded  in the  over-the-counter  market  and  listed
Diversified Financial Services         6.31%             98,640    securities for which no sale was reported on that date are valued
Exchange Traded Funds                  7.71%            120,497    at the most  recent  bid price.  Securities  and assets for which
Gas Distribution                       3.15%             49,240    representative market quotations are not readily available (e.g.,
Healthcare - Products                  3.07%             47,936    if the exchange on which the  portfolio  security is  principally
Household Products/Wares               2.97%             46,448    traded  closes  early or if trading of the  particular  portfolio
Investment Company                     4.87%             76,023    security  is halted  during the day and does not resume  prior to
Metal Fabricate/Hardware               6.11%             95,516    the  Fund's  net  asset  value  calculation)  or which  cannot be
Miscellaneous Manufacturing            7.83%            122,340    accurately valued using the Fund's normal pricing  procedures are
Oil & Gas                              6.53%            102,072    valued at fair value as determined  in good faith under  policies
Packaging & Containers                 3.45%             53,805    approved by the  Trustees.  A portfolio  security's  "fair value"
Pharmaceuticals                        3.54%             55,270    price may differ from the price next available for that portfolio
Real Estate Investment Trust           3.12%             48,775    security using the Fund's normal pricing  procedures.  Investment
Savings & Loans                        2.85%             44,568    companies  are  valued  at  net  asset  value.  Instruments  with
Semiconductors                         2.15%             33,550    maturities of 60 days or less are valued at amortized cost, which
Telecommunications                     3.00%             46,886    approximates market value.
----------------------------------------------------------------
Total                                 99.36%        $ 1,552,284    Note 2 - Restricted Securities

Aggregate  cost for financial  reporting  and federal  income tax  Restricted  securities  held by the Funds may not be sold  unless purposes is the same. Unrealized  appreciation/(depreciation)  of  registered pursuant to an effective  registration statement filed investments  for  financial  reporting  and  federal  income  tax  under the  Securities  Act of 1933,  as amended (the  "Securities
purposes is as follows:                                            Act")  or  offered  pursuant  to  an  exemption  from,  or  in  a transaction not subject to, the registration  requirements of the
                                                                   Securities  Act.  The risk of  investing  in such  securities  is generally greater than the risk of investing in the securities of publicly traded companies.  Lack of a secondary market and resale
Aggregate gross unrealized appreciation         $       41,784     restrictions  may result in the  inability  of the Fund to sell a
Aggregate gross unrealized depreciation                (20,055)    security at a fair price and may substantially  delay the sale of
                                                --------------     the security it seeks to sell. In addition, restricted securities
Net unrealized appreciation                     $       21,729     may exhibit  greater price  volatility  than securities for which
                                                ==============     secondary markets exist.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)  /s/ Joseph A. Giordano
                           _________________________________
                           Joseph A. Giordano, Trustee, President,
                           Treasurer, Principal Executive Officer
                           and Principal Financial Officer

Date: August 26, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)  /s/ Joseph A. Giordano
                           _________________________________
                           Joseph A. Giordano Trustee, President,
                           Treasurer, Principal Executive Officer
                           and Principal Financial Officer
                           Giordano Investment Trust

Date: August 26, 2006